CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ (19,967)	$ (21,088)	$ (26,842)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities in MaxCyte and BioInvent		3,731
Proceeds from disposal of property and equipment	0	138	10
Proceeds from extinguishment of investment in a convertible loan	1,000
Purchases of property, plant and equipment	(204)	(5,612)	(8,945)
Purchase of intangible asset	(2,037)
Cash paid to acquire in-process research and development			(6,555)
Receipt of repayment of Black Belt Tx convertible note			172
Net cash provided by (used in) investing activities	(9,673)	31,159	(20,691)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings		4,001	709
Repayment of bank borrowings		(4,001)	(1,548)
Repurchase of ordinary share	(278)	(3,267)
Stock issuance costs			(2,019)
Proceeds from sale of ordinary share			32,500
Proceeds from exercise of share options	109
Net cash provided by (used in) financing activities	(907)	(3,267)	29,642
Net increase (decrease) in cash and cash equivalents	(30,029)	8,408	(18,360)
Cash and cash equivalents at beginning of year	47,112	38,704	57,064
Cash and cash equivalents at end of year	17,083	47,112	38,704
Black Belt Tx Limited
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(86)
Alesta Tx
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(261)
Cleave Therapeutics, Inc
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(5,500)
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	5,574	(7,756)	(21,648)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities in MaxCyte and BioInvent		3,731
Proceeds from disposal of property and equipment			10
Proceeds from extinguishment of investment in a convertible loan	1,000
Purchases of property, plant and equipment	(13)
Purchase of intangible asset	(2,000)
Cash paid to acquire in-process research and development			(6,555)
Receipt of repayment of Black Belt Tx convertible note			172
Investment in subsidiaries	(1,000)		(10,000)
Net cash provided by (used in) investing activities	(2,013)	3,731	(22,220)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings		3,001
Repayment of bank borrowings		(3,001)
Repurchase of ordinary share	(278)	(3,267)
Stock issuance costs			(2,019)
Proceeds from sale of ordinary share			32,500
Proceeds from exercise of share options	109
Net cash provided by (used in) financing activities	(169)	(3,267)	30,481
Net increase (decrease) in cash and cash equivalents	3,392	(7,292)	(13,387)
Cash and cash equivalents at beginning of year	12,088	19,380	32,767
Cash and cash equivalents at end of year	$ 15,480	$ 12,088	19,380
Parent Company | Black Belt Tx Limited
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(86)
Parent Company | Alesta Tx
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(261)
Parent Company | Cleave Therapeutics, Inc
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			$ (5,500)